Cover - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	United World Holding Group Ltd.
Entity Central Index Key	0001763543
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		22,354,793
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false